Average Annual Total Returns - 1290 Retirement 2050 Fund	Mar. 01, 2021
SPTargetDateTwentyfiftyIndex [Member]
Average Annual Return:
1 Year	13.86%
Since Inception	10.98%
Class I
Average Annual Return:
1 Year	7.11%
Since Inception	9.48%
Inception Date	Feb. 27, 2017
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	6.16%
Since Inception	8.54%
Inception Date	Feb. 27, 2017
Class I | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	4.37%
Since Inception	7.01%
Inception Date	Feb. 27, 2017